Fair value of assets and liabilities	12 Months Ended
Dec. 31, 2019
Fair value of assets and liabilities
Fair value of assets and liabilities

3. Fair value of assets and liabilities

For a description of the fair value hierarchy and the Group’s fair value methodologies, see “Note 2—Summary of Significant Accounting Policies”.

Financial Instruments Recorded at Fair Value on a Recurring Basis

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2018	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	33,417,119	33,417,119
Financial guarantee derivative	—	—	358,249,913	358,249,913
Total assets	—	—	391,667,032	391,667,032

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2019	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	2,782,332,885	2,782,332,885
Financial guarantee derivative	—	—	719,962,262	719,962,262
Total assets	—	—	3,502,295,147	3,502,295,147
Payable to investors at fair value	—	—	3,006,349,475	3,006,349,475
Total liabilities	—	—	3,006,349,475	3,006,349,475

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2019	(US$)	(US$)	(US$)	(US$)
Assets
Loans at fair value	—	—	399,657,112	399,657,112
Financial guarantee derivative	—	—	103,416,108	103,416,108
Total assets	—	—	503,073,220	503,073,220
Payable to investors at fair value	—	—	431,835,082	431,835,082
Total liabilities			431,835,082	431,835,082

Financial guarantee derivative

The Group uses the discounted cash flow model to value the financial guarantee derivatives. Significant unobservable inputs applied in the discounted cash flow model included expected default rates at inception, which ranged from 9.62% to 16.79% for the year ended December 31, 2019.

The following table sets forth the Group’s financial guarantee derivative movement activities for the years ended December 31, 2018 and 2019.

	2018	2018	2019	2019
	RMB	USD	RMB	USD
Balance at January 1	53,260,916	7,746,479	(358,249,913)	(51,459,380)
Estimated payment to ZhongAn based on the pre-agreed Cap(1)	1,784,817,072	259,590,877	2,270,629,689	326,155,547
Less: Initially estimated net guarantee service fee to be collected(2)	1,607,696,701	233,829,787	2,039,737,713	292,989,990
Add (Less): Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans(3)	23,850,931	3,468,974	15,479,852	2,223,542
Change in fair value of financial guarantee derivative	200,971,302	29,230,064	246,371,828	35,389,099
Add: Guarantee service fee received from borrowers	1,019,863,268	148,332,960	1,877,885,497	269,741,374
Less: Compensation paid to ZhongAn	1,632,345,399	237,414,792	2,485,969,674	357,087,201
Balance at December 31	(358,249,913)	(52,105,289)	(719,962,262)	(103,416,108)
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31)	370,958,304	53,953,648	155,618,319	22,353,173
Changes in fair value related to balance outstanding at December 31	108,540,263	15,786,527	120,363,772	17,289,174

Note:

(1)       Amount represents estimated payment to ZhongAn which is the aggregated amount of guarantee fees, which would be the amount of loan principle multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.

(2)       Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.

(3)       Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.

The change in fair value of financial guarantee derivative primarily relates the Group’s estimated exposure in relation to the loans newly facilitated during the corresponding period, as the Group is obligated to compensate ZhongAn under the guarantee arrangement based on the contractual guarantee fees charged to borrowers across the entire portfolio subject to a pre‑agreed Cap rather than the actual guarantee fees collected from the borrowers. The change in fair value amount equals to the portion of amounts obligated to pay to ZhongAn that are not expected to be collected from the borrowers due to the estimated default or prepayment. The derivative is increased by the guarantee fees collected from the borrowers upon receipt as the Group expects all the fees to be ultimately paid to ZhongAn. When the payments are made to ZhongAn, the derivative is reduced by the corresponding amount. The total loan products related to guarantee derivatives facilitated during the years ended December 31, 2018 and 2019 were RMB25,389,448,598 and RMB27,942,291,698  (US$ 4,013,659,068), respectively.

As of December 31, 2019, financial guarantee derivatives has an asset position of RMB719,962,262  (US$103,416,108) in comparison with it being an asset position of RMB358,249,913 as of December 31, 2018, primarily due to the time lag between the payments to ZhongAn and the collection of monthly guarantee service fees from borrowers. As of December 31, 2019, the cumulative amount paid to ZhongAn was greater than the cumulative monthly guarantee service fees collected from borrowers. However, the total amount paid to ZhongAn was still within the preagreed Cap with ZhongAn. The excess is expected to be fully collected from the borrowers during the remaining term of the underlying loans. As of December 31, 2018 and 2019, the maximum potential undiscounted future payment the Group would be required to make is RMB370,958,304 and RMB155,618,319 (US$22,353,173) respectively which also reflects the maximum potential payment to ZhongAn based on the pre-agreed Cap.

The following table represents the outstanding loan balance, remaining weighted average contractual term and estimated default rate of the outstanding loans as of December 31, 2018 and 2019, respectively.

	As of	As of	As of
	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
Outstanding loan balance	12,811,666,471	12,492,069,873	1,794,373,563
Remaining weighted average contractual term (Month)	7.53	7.13	7.13
Estimated default rate	11.06%	10.13%	10.13%

Loans at fair value and Payable to investors at fair value

The Group has elected the fair value option for the loan assets and liabilities of the Consolidated Trusts that otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition.

As the Group’s loans and payable to investors in the Consolidated Trusts do not trade in an active market with readily observable prices, the Group uses significant unobservable inputs to measure the fair value of these assets and liabilities. Financial instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. At December 31, 2018 and 2019, the discounted cash flow methodology is used to estimate the fair value of loans and payables to investors.

As of December 31, 2018 and 2019, the significant unobservable inputs used in the fair value measurement of the loans and payables to investors of the Consolidated Trusts include the discount rate, net accumulative expected loss. These inputs in isolation can cause significant increases or decreases in fair value. Increases or decrease in the discount rate can significantly impact the fair value results. The discount rate is determined based on the market rates.

Significant Unobservable Inputs

		December 31, 2018	December 31, 2019
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted-Average	Weighted-Average
Loans and payable to investors at fair value	Discount rates	7.12%	8.28%
	Net cumulative expected loss rates(1)	7.59%	9.99%

(1)    Represents the net of default rate, prepayment rate and collection rate, expressed as a percentage of the loan volume.

The following table presents additional information about Level 3 loans and payable to investors measured at fair value on a recurring basis for the years ended December 31, 2018 and 2019. Changes in fair value of loans and payable to investors are reported net as “Fair value adjustments related to Consolidated Trusts” in the consolidated statements of comprehensive income.

RMB

							Changes in fair
							value related to
							balance
	Balance at					Balance at	outstanding at
	December 31,	Origination of	Collection of	Reinvestment	Change in	December	December 31,
	2017	loan principal	principal	of principal	fair value	31, 2018	2018
Xiaoying Credit Loan	427,347,002	49,498,710	(476,783,941)	—	33,355,348	33,417,119	(1,750,429)
Xiaoying Housing Loan	240,491,878	—	(267,567,946)	18,353,661	8,722,407	—	—
Total	667,838,880	49,498,710	(744,351,887)	18,353,661	42,077,755	33,417,119	(1,750,429)

RMB

							Changes in fair
							value related to
							balance
	Balance at					Balance at	outstanding at
	December 31,	Origination of	Collection of	Reinvestment	Change in	December	December 31,
	2018	loan principal	principal	of principal	fair value	31, 2019	2019
Xiaoying Credit Loan	33,417,119	4,938,191,061	(2,961,912,723)	708,474,895	64,162,533	2,782,332,885	62,412,104

USD

							Changes in fair
							value related to
							balance
	Balance at					Balance at	outstanding at
	December 31,	Origination of	Collection of	Reinvestment	Change in	December	December 31,
	2018	loan principal	principal	of principal	fair value	31, 2019	2019
Xiaoying Credit Loan	4,800,069	709,326,763	(425,452,142)	101,766,051	9,216,371	399,657,112	8,964,938

Payable to investors at
fair value of the
Consolidated Trusts
RMB
Balance at December 31, 2017	667,080,871
Initial contribution	—
Principal payment	(696,800,000)
Changes in fair value	29,719,129
Balance at December 31, 2018	—
Changes in fair value related to balance outstanding at December 31, 2018	—

	Payable to investors at
	fair value of the
	Consolidated Trusts
	RMB	US$
Balance at December 31, 2018	—	—
Initial contribution	4,313,060,000	619,532,305
Principal payment	(1,306,710,525)	(187,697,223)
Changes in fair value	—	—
Balance at December 31, 2019	3,006,349,475	431,835,082
Changes in fair value related to balance outstanding at December 31, 2019	—	—

The unpaid balance of loans at fair value as of December 31, 2018 and 2019 were RMB35,167,548 and RMB2,719,920,781 (US$390,692,174). The difference between the aggregate fair value and unpaid principal balance for loans at fair value is primarily attributable to the credit risk associated with the loan collections and time value of money, amounted to RMB1,750,429 and RMB62,412,104  (US$8,964,938) as of December 31, 2018 and 2019, respectively.

The unpaid balance of payable to investors as of December 31, 2018 and 2019 were nil and RMB3,006,349,475  (US$431,835,082). The difference between the aggregate fair value and unpaid principal balance for payable to investors at fair value of the Consolidated Trusts is primarily due to the time value of money, amounted nil and nil respectively as of December 31, 2018 and 2019.

The difference between the aggregate fair value and unpaid principal balance for both loans at fair value and payable to investors at fair value was recorded in Fair value adjustments related to Consolidated Trusts in the consolidated statements of comprehensive income.

Financial Instruments Recorded at Fair Value on a non‑recurring basis

The Group records its loans held for sale at fair value on a non-recurring basis when the fair value is less than the carrying amount. Given most of loans held for sale are traded with unrelated third party investors in a short period of time at face value, the Group determines that the face value of loans approximate its fair value upon origination and are classified as level 2 fair value measurement.

Financial Instruments Not Recorded at Fair Value

Financial instruments, including cash and cash equivalents, accounts receivable and contract assets, accounts payable and amounts due from related party. The carrying values of cash and cash equivalents, accounts receivable and contract assets, accounts payable, and amounts due from related party approximate their fair value reported in the consolidated balance sheets due to the short term nature of these assets and liabilities.